Warrants - Summary of Vesting Status of the Customer Warrant (Details) - Rigetti Computing, Inc [Member] - shares	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	2,680,596	2,680,596
Vested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	1,072,237	1,072,237
Unvested Customer Warrants [Member]
Disclosure Of Vesting Status Of Warrants [Line Items]
Warrants outstanding	1,608,359	1,608,359